Shareholder Report, Average Annual Return (Details) 194743_Innovator U.S. Small Cap Power Buffer ETF - May_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator U.S. Small Cap Power Buffer ETF - May NAV
Average Annual Return, Percent	12.57%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent	27.09%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000
Average Annual Return, Percent	26.23%